Commitments, Contingent Liabilities and Other - Schedule of Future Minimum Payments for Lease and Other Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 5,108
2014	4,997
2015	4,028
2016	3,720
2017	3,025
Thereafter	6,804
Total	$ 27,682